Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0000004515
Registrant Name	AMERICAN AIRLINES, INC.
Registration File Number	333-293649-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES